Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025 (remaining 6 months)	$ 1,664	$ 3,065
2026	3,146	3,091
2027	3,199	3,144
2028	2,791	2,787
2029	3,058	3,058
Thereafter	11,944	11,944
Total lease payments	25,802	27,089
Less: imputed interest	10,373	11,378
Total lease liabilities	$ 15,429	$ 15,711